Consolidated Statements Of Cash Flows (Parenthetical) (Senior Notes [Member])(11.75% Senior Notes [Member])	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest rate of senior notes	11.75%	11.75%	11.75%